RECEIVABLES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 15 - RECEIVABLES	Receivables consist principally of amounts due from customer credit card transactions. We had $9,806 and $0 receivables as of March 31, 2015 and December 31 2014.